Fixed assets - Internal costs capitalized as intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets and property, plant and equipment [abstract]
Labor expenses	€ 373	€ 392	€ 391
Total	€ 373	€ 392	€ 391